Average Annual Total Returns - FidelityClimateActionFund-RetailPRO - FidelityClimateActionFund-RetailPRO - Fidelity Climate Action Fund	Jul. 29, 2023
Fidelity Climate Action Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(25.29%)
Since Inception	(11.20%)
Fidelity Climate Action Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.29%)
Since Inception	(11.21%)
Fidelity Climate Action Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.97%)
Since Inception	(8.47%)
MS113
Average Annual Return:
Past 1 year	(17.81%)
Since Inception	(7.43%)	[1]
IXWC6
Average Annual Return:
Past 1 year	(22.59%)
Since Inception	(9.61%)	[1]

[1]	A From June 15, 2021 .